SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MYR Against SGD [member] | Strengthened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax
MYR Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax
USD Against SGD [member] | Strengthened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	(2,533)	(17,003)
USD Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	2,533	17,003
GBP Against SGD [member] | Strengthened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	6,068
GBP Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	$ (6,068)